RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Purchases		$ 1,116	$ 1,033	$ 1,390
Trade payables		201	260
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases		344	286	236
Trade payables		2	45
Baffinland | Associate
Disclosure of transactions between related parties [line items]
Purchases		28	142	75
Trade payables		16	22
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases		85	94	65
Trade payables		6	11
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases		107	65	15
Trade payables		23	11
CFL Cargo S.A. | Associate
Disclosure of transactions between related parties [line items]
Purchases		59	60	58
Trade payables		9	13
Exeltium S.A.S. | Associate
Disclosure of transactions between related parties [line items]
Purchases		54	53	71
Trade payables		0	0
Baycoat Limited Partnership | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases		43	42	41
Trade payables		5	5
EIMP | Other
Disclosure of transactions between related parties [line items]
Purchases		0	36	310
Trade payables		0	0
Ownership interest in equity investment sold	21.00%
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Purchases		35	19	146
Trade payables		31	51
Other | Other
Disclosure of transactions between related parties [line items]
Purchases		361	236	$ 373
Trade payables		$ 109	$ 102